Securities	6 Months Ended
Jun. 30, 2011
Securities [Abstract]
SECURITIES
SECURITIES
Securities are classified as AFS, held-to-maturity (“HTM”) or trading. For additional information regarding AFS and HTM securities, see Note 12 on pages 214–218 of JPMorgan Chase’s 2010 Annual Report. Trading securities are discussed in Note 3 on pages 102–114 of this Form 10-Q.
Securities gains and losses
The following table presents realized gains and losses and credit losses that were recognized in income from AFS securities.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Realized gains	$881	$1,130	$1,033	$1,882
Realized losses	(31)	(130)	(51)	(172)
Net realized gains(a)	850	1,000	982	1,710
Credit losses included in securities gains(b)	(13)	—	(43)	(100)
Net securities gains	$837	$1,000	$939	$1,610

(a)	Proceeds from securities sold were within approximately 4% of amortized cost.

(b)
Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities for the three and six months ended June 30, 2011, and on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the six months ended June 30, 2010.

The amortized costs and estimated fair values of AFS and HTM securities were as follows for the dates indicated.

	June 30, 2011					December 31, 2010
(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses		Fair value
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$115,271	$3,838	$208		$118,901	$117,364	$3,159	$297		$120,226
Residential:
Prime and Alt-A	2,201	72	180	(d)	2,093	2,173	81	250	(d)	2,004
Subprime	1	—	—		1	1	—	—		1
Non-U.S.	56,824	332	317		56,839	47,089	290	409		46,970
Commercial	4,755	430	13		5,172	5,169	502	17		5,654
Total mortgage-backed securities	179,052	4,672	718		183,006	171,796	4,032	973		174,855
U.S. Treasury and government agencies(a)	5,197	112	22		5,287	11,258	118	28		11,348
Obligations of U.S. states and municipalities	11,353	340	115		11,578	11,732	165	338		11,559
Certificates of deposit	4,859	2	—		4,861	3,648	1	2		3,647
Non-U.S. government debt securities	30,662	217	63		30,816	20,614	191	28		20,777
Corporate debt securities(b)	55,927	393	514		55,806	61,717	495	419		61,793
Asset-backed securities:
Credit card receivables	5,124	277	—		5,401	7,278	335	5		7,608
Collateralized loan obligations	14,859	509	117		15,251	13,336	472	210		13,598
Other	9,318	177	10		9,485	8,968	130	16		9,082
Total available-for-sale debt securities	316,351	6,699	1,559	(d)	321,491	310,347	5,939	2,019	(d)	314,267
Available-for-sale equity securities	3,032	206	3		3,235	1,894	163	6		2,051
Total available-for-sale securities	$319,383	$6,905	$1,562	(d)	$324,726	$312,241	$6,102	$2,025	(d)	$316,318
Total held-to-maturity securities(c)	$15	$1	$—		$16	$18	$2	$—		$20

(a)
Includes total U.S. government-sponsored enterprise obligations with fair values of $95.2 billion and $94.2 billion at June 30, 2011, and December 31, 2010, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government-guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)
Includes a total of $102 million and $133 million (pretax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at June 30, 2011, and December 31, 2010, respectively. These unrealized losses are not credit-related and remain reported in AOCI.

Securities impairment
The following tables present the fair value and gross unrealized losses for AFS securities by aging category at June 30, 2011, and December 31, 2010.

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
June 30, 2011 (in millions)	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$13,774	$207	$11	$1	$13,785	$208
Residential:
Prime and Alt-A	325	1	1,119	179	1,444	180
Subprime	—	—	—	—	—	—
Non-U.S.	18,163	87	19,385	230	37,548	317
Commercial	790	13	—	—	790	13
Total mortgage-backed securities	33,052	308	20,515	410	53,567	718
U.S. Treasury and government agencies	479	22	—	—	479	22
Obligations of U.S. states and municipalities	3,905	107	27	8	3,932	115
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	10,713	63	—	—	10,713	63
Corporate debt securities	18,864	514	—	—	18,864	514
Asset-backed securities:
Credit card receivables	—	—	—	—	—	—
Collateralized loan obligations	988	4	5,750	113	6,738	117
Other	2,577	8	96	2	2,673	10
Total available-for-sale debt securities	70,578	1,026	26,388	533	96,966	1,559
Available-for-sale equity securities	4	3	—	—	4	3
Total securities with gross unrealized losses	$70,582	$1,029	$26,388	$533	$96,970	$1,562

	Securities with gross unrealized losses
	Less than 12 months		12 months or more
December 31, 2010 (in millions)	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Subprime	—	—	—	—	—	—
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17
Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16
Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6
Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

Other-than-temporary impairment (“OTTI”)
The following table presents credit losses that are included in the securities gains and losses table above.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$—	$—	$(27)	$(94)
Losses recorded in/(reclassified from) other comprehensive income	(13)	—	(16)	(6)
Total credit losses recognized in income(b)	$(13)	$—	$(43)	$(100)

(a)
For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, represents additional declines in fair value subsequent to previously recorded OTTI, if applicable.

(b)
Represents the credit loss component of certain prime mortgage-backed securities for the three and six months ended June 30, 2011 and certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the six months ended June 30, 2010, that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.

Changes in the credit loss component of credit-impaired debt securities
The following table presents a rollforward for the three and six months ended June 30, 2011 and 2010, of the credit loss component of OTTI losses that have been recognized in income, related to debt securities that the Firm does not intend to sell.

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Balance, beginning of period	$662	$660	$632	$578
Additions:
Newly credit-impaired securities	—	—	4	—
Increase in losses on previously credit-impaired securities	—	—	—	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	13	—	39	6
Reductions:
Sales of credit-impaired securities	—	(20)	—	(23)
Impact of new accounting guidance related to VIEs	—	—	—	(15)
Balance, end of period	$675	$640	$675	$640

Gross unrealized losses
Gross unrealized losses have generally decreased since December 31, 2010, but those that have been in unrealized loss position for 12 months or more have increased slightly. As of June 30, 2011, the Firm does not intend to sell the securities with a loss position in AOCI, and it is not likely that the Firm will be required to sell these securities before recovery of their amortized cost basis. Except for the securities reported in the table above for which credit losses have been recognized in income, the Firm believes that the securities with an unrealized loss in AOCI are not other-than-temporarily impaired as of June 30, 2011.
Following is a description of the Firm’s principal investment securities with the most significant unrealized losses that have been existing for 12 months or more as of June 30, 2011, and the key assumptions used in the Firm’s estimate of the present value of the cash flows most likely to be collected from these investments.
Mortgage-backed securities – Prime and Alt-A nonagency
As of June 30, 2011, gross unrealized losses related to prime and Alt-A residential mortgage-backed securities issued by private issuers were $180 million, of which $179 million related to securities that have been in an unrealized loss position for 12 months or more. Approximately 58% of the total portfolio (by amortized cost) are currently rated below investment-grade; the Firm has recorded OTTI losses on 66% of the below investment-grade positions. The majority of OTTI has been attributed to securities that are primarily backed by mortgages with higher credit risk characteristics based on collateral type, vintage and geographic concentration. The remaining securities that are below investment-grade that have not experienced OTTI generally either do not possess all of these characteristics or have sufficient credit enhancements to protect the investment. The average credit enhancements associated with the below investment-grade and investment-grade positions are 8% and 44%, respectively. In analyzing prime and Alt-A residential mortgage-backed securities for potential credit losses, the Firm uses a methodology that focuses on loan-level detail to estimate future cash flows, which are then allocated to the various tranches of the securities. The loan-level analysis primarily considers current home value, loan-to-value (“LTV”) ratio, loan type and geographical location of the underlying property to forecast prepayment, home price, default rate and loss severity. The forecasted weighted average underlying default rate on the positions was 24%, and the related weighted average loss severity was 47%. Based on this analysis, an OTTI loss of $13 million and $43 million was recognized for the three months and six months ended June 30, 2011, respectively, on certain securities related to higher loss assumptions. Overall unrealized losses have decreased since December 31, 2010, with the recovery in security prices resulting from increased demand for higher-yielding asset classes and a deceleration in the pace of home price declines due in part to the U.S. government programs to facilitate financing and to spur home purchases. The unrealized loss of $180 million is considered temporary, based on management’s assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm’s investment.
Mortgage-backed securities – Non-U.S.
As of June 30, 2011, gross unrealized losses related to non-U.S. residential mortgage-backed securities were $317 million, of which $230 million related to securities that have been in an unrealized loss position for 12 months or more. Substantially all of these securities are rated “AAA,” “AA” or “A” and represent mortgage exposures to the United Kingdom and the Netherlands. The key assumptions used in analyzing non-U.S. residential mortgage-backed securities for potential credit losses include credit enhancements, recovery rates, default rates, and constant prepayment rates. Credit enhancement is primarily in the form of subordination, which is a form of structural credit enhancement where realized losses associated with assets held in an issuing vehicle are allocated to the various tranches of securities issued by the vehicle considering their relative seniority. Credit enhancement in the form of subordination was approximately 10% of the outstanding principal balance of securitized mortgage loans, compared with expected lifetime losses of 1.5% of the outstanding principal. In determining potential credit losses, assumptions included recovery rates of 60%, default rates of 0.25% to 0.5% and constant prepayment rates of 15% to 20%. The unrealized loss is considered temporary, based on management's assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm's investment.
Asset-backed securities – Collateralized loan obligations
As of June 30, 2011, gross unrealized losses related to CLOs were $117 million, of which $113 million related to securities that were in an unrealized loss position for 12 months or more. Overall losses have decreased since December 31, 2010, mainly as a result of lower default forecasts and spread tightening across various asset classes. Substantially all of these securities are rated “AAA,” “AA” or “A” and have an average credit enhancement of 30%. The key assumptions considered in analyzing potential credit losses were underlying loan and debt security defaults and loss severity. Based on current default trends for the collateral underlying the securities, the Firm assumed collateral default rates of 2% for the second quarter of 2011, and 4% thereafter. Further, loss severities were assumed to be 48% for loans and 82% for debt securities. Losses on collateral were estimated to occur approximately 18 months after default. The unrealized loss is considered temporary, based on management's assessment that the estimated future cash flows together with the credit enhancement levels for those securities remain sufficient to support the Firm's investment.

Contractual maturities and yields
The following table presents the amortized cost and estimated fair value at June 30, 2011, of JPMorgan Chase’s AFS and HTM securities by contractual maturity.

	June 30, 2011
By remaining maturity (in millions)	Due in one year or less	Due after one year through five years	Due after five years through 10 years	Due after 10 years(c)	Total
Available-for-sale debt securities
Mortgage-backed securities(a)
Amortized cost	$9	$692	$3,165	$175,186	$179,052
Fair value	9	726	3,194	179,077	183,006
Average yield(b)	5.02%	4.22%	2.20%	3.72%	3.69%
U.S. Treasury and government agencies(a)
Amortized cost	$1,655	$3,289	$1	$252	$5,197
Fair value	1,667	3,390	1	229	5,287
Average yield(b)	1.64%	2.20%	4.87%	3.85%	2.10%
Obligations of U.S. states and municipalities
Amortized cost	$22	$261	$242	$10,828	$11,353
Fair value	22	278	263	11,015	11,578
Average yield(b)	1.06%	4.05%	4.35%	4.92%	4.88%
Certificates of deposit
Amortized cost	$4,795	$64	$—	$—	$4,859
Fair value	4,797	64	—	—	4,861
Average yield(b)	4.54%	0.96%	—%	—%	4.50%
Non-U.S. government debt securities
Amortized cost	$10,410	$17,601	$2,647	$4	$30,662
Fair value	10,435	17,725	2,652	4	30,816
Average yield(b)	1.85%	1.97%	3.27%	4.73%	2.04%
Corporate debt securities
Amortized cost	$23,705	$25,920	$6,302	$—	$55,927
Fair value	23,935	25,646	6,225	—	55,806
Average yield(b)	2.07%	2.73%	4.80%	—%	2.68%
Asset-backed securities
Amortized cost	$19	$5,430	$10,781	$13,071	$29,301
Fair value	21	5,681	11,130	13,305	30,137
Average yield(b)	0.03%	2.87%	2.28%	2.23%	2.36%
Total available-for-sale debt securities
Amortized cost	$40,615	$53,257	$23,138	$199,341	$316,351
Fair value	40,886	53,510	23,465	203,630	321,491
Average yield(b)	2.28%	2.49%	3.09%	3.68%	3.26%
Available-for-sale equity securities
Amortized cost	$—	$—	$—	$3,032	$3,032
Fair value	—	—	—	3,235	3,235
Average yield(b)	—%	—%	—%	0.32%	0.32%
Total available-for-sale securities
Amortized cost	$40,615	$53,257	$23,138	$202,373	$319,383
Fair value	40,886	53,510	23,465	206,865	324,726
Average yield(b)	2.28%	2.49%	3.09%	3.63%	3.23%
Total held-to-maturity securities
Amortized cost	$—	$7	$7	$1	$15
Fair value	—	7	8	1	16
Average yield(b)	—%	6.96%	6.82%	6.48%	6.86%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at June 30, 2011.

(b)
Average yield is computed using the effective yield of each security owned at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and the effect of related hedging derivatives. Taxable-equivalent amounts are used where applicable.

(c)
Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and five years for nonagency residential collateralized mortgage obligations.